AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 50.3%
Basic Materials - 5.6%
Air Products and Chemicals, Inc.
2.700%, 05/15/40	$1,950,000	$1,423,481
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[1,2]	5,150,000	4,728,179
Celanese US Holdings LLC
6.550%, 11/15/30[2]	3,999,000	4,206,224
CF Industries, Inc.
5.150%, 03/15/34	1,170,000	1,151,350
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1]	2,750,000	2,641,677
Freeport-McMoRan, Inc.
4.625%, 08/01/30[2]	2,111,000	2,027,543
HB Fuller Co.
4.250%, 10/15/28[2]	3,150,000	2,918,876
Methanex Corp. (Canada)
5.125%, 10/15/27	1,205,000	1,165,511
Novelis Corp.
3.250%, 11/15/26[1]	3,175,000	2,958,402

Total Basic Materials		23,221,243
Communications - 4.1%
AT&T, Inc.
4.300%, 02/15/30	1,000,000	961,070
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26[1]	2,000,000	1,969,474
Cisco Systems, Inc.
5.500%, 01/15/40	1,400,000	1,473,390
Cogent Communications Group, Inc.
3.500%, 05/01/26[1,2]	3,365,000	3,203,047
Comcast Corp.
4.650%, 02/15/33[2]	2,717,000	2,666,325
Discovery Communications LLC
3.950%, 03/20/28	2,047,000	1,938,384
Lamar Media Corp.
4.875%, 01/15/29[2]	3,250,000	3,131,618
Verizon Communications, Inc.
5.500%, 02/23/54	1,650,000	1,667,806

Total Communications		17,011,114
Consumer, Cyclical - 8.0%
Air Canada (Canada)
3.875%, 08/15/26[1]	1,200,000	1,145,305
Aramark Services, Inc.
5.000%, 02/01/28[1,2]	3,020,000	2,914,824
Caesars Entertainment, Inc.
6.500%, 02/15/32[1,2]	975,000	983,586
Hasbro, Inc.
3.900%, 11/19/29[2]	3,120,000	2,896,127
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	2,600,000	2,492,882
	Principal Amount	Value

The Home Depot, Inc.
5.875%, 12/16/36	$1,450,000	$1,557,217
KB Home
4.800%, 11/15/29	1,222,000	1,166,328
6.875%, 06/15/27	1,751,000	1,806,839
Mattel, Inc.
6.200%, 10/01/40	1,681,000	1,678,845
Murphy Oil USA, Inc.
4.750%, 09/15/29	3,250,000	3,082,374
Penske Automotive Group, Inc.
3.500%, 09/01/25	2,000,000	1,946,392
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	2,139,924
Toll Brothers Finance Corp.
4.875%, 03/15/27	2,750,000	2,718,199
Travel + Leisure Co.
5.650%, 04/01/24[3]	2,300,000	2,300,000
Walmart, Inc.
4.050%, 06/29/48	1,850,000	1,607,383
Yum! Brands, Inc.
3.625%, 03/15/31[2]	3,050,000	2,699,027

Total Consumer, Cyclical		33,135,252
Consumer, Non-cyclical - 8.6%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,700,000	1,501,646
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,200,000	2,044,588
APi Group DE, Inc.
4.125%, 07/15/29[1,2]	1,275,000	1,148,752
Ashtead Capital, Inc.
1.500%, 08/12/26[1]	3,536,000	3,219,408
Campbell Soup Co.
2.375%, 04/24/30	2,430,000	2,080,536
Centene Corp.
3.375%, 02/15/30	3,650,000	3,230,001
CommonSpirit Health
3.347%, 10/01/29	1,350,000	1,238,081
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,725,000	1,720,135
HCA, Inc.
3.500%, 09/01/30	3,050,000	2,758,289
Kraft Heinz Foods Co.
4.625%, 10/01/39	2,480,000	2,256,204
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	2,800,000	2,791,832
Sysco Corp.
2.400%, 02/15/30	2,125,000	1,838,722
Teleflex, Inc.
4.250%, 06/01/28[1]	3,100,000	2,908,916

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Consumer, Non-cyclical - 8.6% (continued)
Tenet Healthcare Corp.
4.625%, 06/15/28	$1,735,000	$1,652,052
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands)
5.125%, 05/09/29[2]	2,300,000	2,210,258
United Rentals North America, Inc.
3.875%, 02/15/31[2]	3,400,000	3,046,416

Total Consumer, Non-cyclical		35,645,836
Financial - 11.8%
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,388,580
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,100,000	3,215,227
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[4,5,6]	2,165,000	2,042,114
Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[2,4,5,6]	1,550,000	1,547,672
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[2,4,5,6]	1,075,000	1,077,761
Crown Castle, Inc.
4.000%, 03/01/27	2,100,000	2,029,800
The Goldman Sachs Group, Inc.
Series O, (5.300% to 11/10/26 then 3 month SOFR + 4.096%), 5.300%, 11/10/26[2,4,5,6]	1,125,000	1,113,340
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[2,4,5]	1,950,000	2,127,441
Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[2,4,5]	2,430,000	2,344,952
JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,730,000	2,077,063
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[4,5,6]	2,130,000	2,047,363
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	4,178,000	4,046,034
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,311,323
SBA Communications Corp.
3.875%, 02/15/27	2,950,000	2,805,710
SLM Corp.
3.125%, 11/02/26	3,365,000	3,125,272
4.200%, 10/29/25	838,000	817,757
	Principal Amount	Value

Starwood Property Trust, Inc.
4.375%, 01/15/27[1,2]	$1,775,000	$1,669,655
Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,288,000	2,316,053
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[4,5]	2,350,000	2,391,011
Wells Fargo & Co.
Series U, 5.875%, 06/15/25[2,5,6]	4,328,000	4,318,479
Weyerhaeuser Co.
6.875%, 12/15/33	2,600,000	2,857,680

Total Financial		48,670,287
Industrial - 7.7%
AECOM
5.125%, 03/15/27	1,650,000	1,620,881
Ball Corp.
2.875%, 08/15/30[2]	3,625,000	3,093,030
BWX Technologies, Inc.
4.125%, 06/30/28[1]	1,225,000	1,142,086
Clean Harbors, Inc.
4.875%, 07/15/27[1]	2,520,000	2,444,404
Clearwater Paper Corp.
4.750%, 08/15/28[1]	1,950,000	1,808,506
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26[2]	2,850,000	2,760,984
Graphic Packaging International LLC
3.500%, 03/01/29[1]	2,850,000	2,563,053
Howmet Aerospace, Inc.
6.875%, 05/01/25	1,050,000	1,061,651
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	4,068,000	4,118,084
Mueller Water Products, Inc.
4.000%, 06/15/29[1]	3,000,000	2,721,094
Owens Corning
7.000%, 12/01/36[3]	1,800,000	2,025,103
Packaging Corp. of America
5.700%, 12/01/33	2,155,000	2,225,720
Sensata Technologies, B.V. (Netherlands)
4.000%, 04/15/29[1,2]	1,275,000	1,164,186
Sonoco Products Co.
2.850%, 02/01/32	1,822,000	1,545,644
United Parcel Service, Inc.
6.200%, 01/15/38	1,500,000	1,660,003

Total Industrial		31,954,429
Technology - 3.7%
Broadcom, Inc.
4.300%, 11/15/32	2,820,000	2,649,697

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Technology - 3.7% (continued)
Crowdstrike Holdings, Inc.
3.000%, 02/15/29	$1,285,000	$1,139,625
Dell International LLC/EMC Corp.
8.100%, 07/15/36	972,000	1,174,993
Microsoft Corp.
2.525%, 06/01/50	2,450,000	1,610,049
MSCI, Inc.
3.250%, 08/15/33[1]	2,015,000	1,660,023
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	3,000,000	2,466,360
Twilio, Inc.
3.625%, 03/15/29	600,000	539,654
3.875%, 03/15/31	2,194,000	1,915,339
Western Digital Corp.
4.750%, 02/15/26	1,916,000	1,871,709

Total Technology		15,027,449
Utilities - 0.8%
National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	4,185,000	3,280,979

Total Corporate Bonds and Notes (Cost $221,514,187)		207,946,589
Asset-Backed Securities - 2.6%
American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	2,145,000	2,137,546
Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	2,193,000	2,146,430
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	2,206,000	2,115,028
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	1,533,787	1,506,946
Series 2022-7, Class B 5.950%, 01/17/28	2,100,000	2,109,039

Toyota Auto Receivables Owner Trust Series 2021-B, Class A4 0.530%, 10/15/26	858,000	816,198

Total Asset-Backed Securities (Cost $10,824,067)		10,831,187
Mortgage-Backed Securities - 1.8%
Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	1,558,150	1,554,427
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,943,805	2,664,709
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,638,310	1,419,389
	Principal Amount	Value

Morgan Stanley Residential Mortgage Loan Trust Series 2024-1, Class A4 5.500%, 12/25/53[1,5]	$1,948,457	$1,918,058

Total Mortgage-Backed Securities (Cost $7,580,419)		7,556,583
Municipal Bonds - 6.0%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,251,497
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,300,000	2,815,983
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	1,754,078	1,732,495
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	918,892
JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	3,024,288
Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	3,225,000	3,344,968
Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	3,750,000	3,235,678
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,300,000	3,537,089
Port Authority of New York & New Jersey 6.040%, 12/01/29	1,750,000	1,870,895
University of California, Series BI 1.697%, 05/15/29	1,200,000	1,048,194

Total Municipal Bonds (Cost $28,712,568)		24,779,979
U.S. Government and Agency Obligations - 38.2%
Fannie Mae - 15.2%
FNMA
3.500%, 02/01/35 to 02/01/51	32,009,882	29,640,916
4.000%, 07/01/44 to 06/01/49	19,473,002	18,323,256
4.500%, 05/01/48 to 06/01/49	5,901,162	5,770,082
5.000%, 05/01/50	2,606,119	2,595,302
5.500%, 11/01/52	6,222,711	6,302,769

Total Fannie Mae		62,632,325
Freddie Mac - 12.9%
FHLMC
2.000%, 03/01/36	7,508,180	6,692,787
3.000%, 04/01/51	14,973,637	13,024,396
3.500%, 02/01/50	8,425,729	7,655,881
4.500%, 10/01/48 to 12/01/48	8,697,619	8,424,234
5.500%, 07/01/53	6,356,427	6,376,045
Freddie Mac Multifamily Structured Pass Through Certificates
Series K134, Class A2 2.243%, 10/25/31[5]	10,730,000	9,107,741

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 12.9% (continued)
Freddie Mac REMICS
Series 5297, Class DA 5.000%, 12/25/52	$2,108,107	$2,055,748

Total Freddie Mac		53,336,832
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.319%, 08/20/53[5]	2,081,583	2,077,089
U.S. Treasury Obligations - 9.6%
U.S. Treasury Bonds
1.250%, 05/15/50	4,625,000	2,365,435
1.875%, 02/15/51	15,247,000	9,185,126
2.250%, 05/15/41	15,109,000	11,162,954
2.500%, 02/15/46	2,096,000	1,515,834
3.125%, 05/15/48	10,968,000	8,771,829
3.500%, 02/15/39	5,500,000	5,052,910
3.625%, 02/15/53	2,010,000	1,765,031

Total U.S. Treasury Obligations		39,819,119

Total U.S. Government and Agency Obligations (Cost $184,823,875)		157,865,365
Short-Term Investments - 7.5%
Joint Repurchase Agreements - 7.2%[7]
Bethesda Securities LLC, dated 03/28/24, due 04/01/24, 5.430% total to be received $5,654,948 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $5,764,569)	5,651,538	5,651,538
Cantor Fitzgerald Securities, Inc., dated 03/28/24, due 04/01/24, 5.370% total to be received $7,372,785 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 12/24/26 - 02/20/74, totaling $7,515,757)	7,368,389	7,368,389
HSBC Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $1,362,279 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 04/20/43 - 10/20/53, totaling $1,388,702)	1,361,473	1,361,473
	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.380% total to be received $4,324,201 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.645%, 04/30/24 - 04/20/73, totaling $4,410,686)	$4,321,618	$4,321,618
RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $596,581 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $608,153)	596,228	596,228
Santander U.S. Capital Markets LLC, dated 03/28/24, due 04/01/24, 5.390% total to be received $3,031,979 (collateralized by various U.S. Government Agency Obligations, 0.010% - 5.894%, 03/25/25 - 06/20/69, totaling $3,090,767)	3,030,164	3,030,164
State of Wisconsin Investment Board, dated 03/28/24, due 04/01/24, 5.400% total to be received $7,447,284 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/25 - 02/15/53, totaling $7,594,528)	7,442,818	7,442,818

Total Joint Repurchase Agreements		29,772,228
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $1,204,689 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $1,228,109)	1,204,000	1,204,000

Total Short-Term Investments (Cost $30,976,228)		30,976,228
Total Investments - 106.4% (Cost $484,431,344)		439,955,931
Other Assets, less Liabilities - (6.4)%		(26,513,919)
Net Assets - 100.0%		$413,442,012

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $55,809,352 or 13.5% of net assets.
[2]	Some of these securities, amounting to $40,166,263 or 9.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
[5]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	Perpetuity Bond. The date shown represents the next call date.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$207,946,589	—	$207,946,589
Asset-Backed Securities	—	10,831,187	—	10,831,187
Mortgage-Backed Securities	—	7,556,583	—	7,556,583
Municipal Bonds†	—	24,779,979	—	24,779,979
U.S. Government and Agency Obligations†	—	157,865,365	—	157,865,365
Short-Term Investments
Joint Repurchase Agreements	—	29,772,228	—	29,772,228
Repurchase Agreements	—	1,204,000	—	1,204,000
Total Investments in Securities	—	$439,955,931	—	$439,955,931

†	All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$40,166,263	$29,772,228	$11,900,762	$41,672,990
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.000%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.